Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 16, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 16, 2021
Prospectus Date	rr_ProspectusDate	Oct. 28, 2020
American Beacon TwentyFour Short Term Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed-income securities and derivatives that provide exposure to fixed-income securities. The Fund’s investments may be of any maturity or duration, although, under normal market conditions, the Fund’s dollar-weighted average maturity is expected to be under three years. The Fund’s dollar-weighted average maturity may, at times, exceed three years under certain circumstances, including, for example, in response to adverse market conditions or shareholder redemption requests.

The Fund seeks to achieve its investment objectives while integrating Environmental, Social and Governance (“ESG”) considerations throughout the portfolio management process based primarily on the sub-advisor’s views of such topics. Sustainable investing, as defined by the sub-advisor, seeks to identify issuers that are supportive of the broader ecosystem than they occupy.

The sub-advisor’s approach to sustainable investing generally prohibits investments in companies, based on the sub-advisor’s judgment, involved more than minimally in certain carbon-intensive industries and animal testing for cosmetic purposes or the production of tobacco, alcohol, gambling, adult entertainment, and controversial weapons (e.g., anti-personnel landmines and cluster munitions). This list is not exhaustive and may change from time to time to reflect new developments. The Fund also seeks to encourage responsible practices, as defined by the sub-advisor, by investing in issuers that the sub-advisor believes are striving to improve industries such as energy production and transportation. The sub-advisor believes that including issuers engaged in these responsible practices is as important as excluding issuers that are not, as the Fund seeks to create a portfolio of sustainable issuers that can achieve its investment objectives.

In selecting investments, the Fund’s sub-advisor develops a top-down, macroeconomic view of the global economic environment as indicated by factors such as interest rates, equity markets, corporate profitability, international capital flows, government policy and other relevant inputs. The sub-advisor also considers sustainability themes such as the potential for bribery and corruption or environmental degradation and incorporates developments in areas such as social and health equality, among others.

The sub-advisor then performs bottom-up analysis on individual issuers that focuses on the issuer’s creditworthiness, considers historical trends and patterns in an instrument’s price and relative valuation, and examines specific sustainability issues, such as the issuer’s treatment of fixed-income investors, management integrity and management’s response to challenging events. The sub-advisor examines the risk and return characteristics of each investment and seeks to identify opportunities to establish long positions in income-generating instruments that, at times, may have the potential for price appreciation and that have acceptable or improving sustainability outlooks, according to the sub-advisor. The sub-advisor also seeks to reduce or hedge positions in instruments that may decline in value, experience unwanted volatility, have declining sustainability trends, or when better investment opportunities are identified. The sub-advisor may also seek to interact with an issuer’s management team on certain topics to influence their views, as active engagement can play an important role in the sub-advisor’s approach to sustainable investing.

The sub-advisor uses sustainability analyses from a third-party data provider for an initial assessment of an issuer or for comparison purposes when it is available; however, the sub-advisor places significant emphasis on ensuring that its own experiences with and views of the issuer are reflected in its final sustainability assessment, and the sub-advisor’s assessment may differ from that of the third-party data provider. Additionally, many issuers held by the Fund, such as those in the securitized sectors and those without publicly traded equity, may not be covered by the third-party data provider. For such issuers, the sub-advisor’s sustainability assessment is based exclusively on its own analysis. As a result, the Fund’s holdings may not be comparable to those of other funds with sustainable investment mandates.

The Fund will invest primarily in investment-grade instruments, although up to one-third of its total assets may be invested in non-investment grade securities (also referred to as “high-yield” or “junk” bonds). The Fund’s holdings may be denominated in U.S. and non-U.S. currencies, and all non-U.S. currency exposure will typically be hedged back to the U.S. dollar using currency forward contracts. The Fund may also have direct exposure to non-U.S. currencies for investment or hedging purposes.

The Fund’s fixed-income investments may include obligations issued or guaranteed by the U.S. government and non-U.S. governments (also known as sovereign debt) and obligations issued by their agencies, instrumentalities or political subdivisions. For risk management purposes, the Fund’s sustainable investment analysis is not applied to sovereign issuance from the United States, the United Kingdom and Germany, as the sub-advisor believes that such issues provide the Fund with liquidity and protection against credit risk in volatile markets and during periods when the sub-advisor is seeking to lower the Fund’s risk exposures.

The Fund’s investments may also include obligations issued by quasi-sovereign and supranational entities, corporate debt obligations, trust preferred securities, convertible preferred securities, convertible and non-convertible debt, contingent convertible bonds (“CoCos”), collateralized loan obligations (“CLOs”), mortgage-backed and other asset-backed securities, collateralized mortgage obligations (“CMOs”) and other mortgage-related products (including commercial and residential loans). The investments may include fixed-rate, variable and floating-rate, inflation-indexed, and zero-coupon obligations.

The Fund’s holdings may include restricted securities, such as Rule 144A securities, and the Fund may have significant exposure to the Financial sector and to issuers located in, or with economic ties to, the United Kingdom. However, as the sector and geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Financial sector and the United Kingdom may decline, and the Fund’s exposure to other market sectors or geographic areas may increase. To a lesser extent, the Fund may also invest in equity securities, primarily including preferred stock of U.S. and non-U.S. companies of any market capitalization.

The Fund may use derivative instruments primarily to hedge its exposure to investments denominated in foreign (non-U.S.) currencies; however, it may also use derivatives selectively to reduce or adjust its exposure to credit spreads, interest rates, to enhance total return or to substitute for the purchase or sale of the underlying securities or currencies. The Fund will generally invest in forward contracts (including deliverable and non-deliverable currency forwards). To a lesser extent, the Fund may also invest in futures (including U.S. treasury futures), swaps (including credit default, total return, interest rate and cross-currency swaps), options (including puts and calls), warrants and structured notes. The Fund’s use of derivatives may be extensive. Derivative positions may also require the Fund to segregate liquid assets to cover its obligations.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of issuers.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Environmental, Social, and/or Governance Investing Risk

The Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.